Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Nov. 30, 2014	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015
C000245604
Account Value [Line Items]
Line Graph and Table Measure Name	BFS Equity Fund - Institutional Class
Account Value	$ 10,000	$ 28,020	$ 21,271	$ 19,589	$ 22,486	$ 18,033	$ 16,328	$ 13,940	$ 12,997	$ 10,631	$ 10,475
C000089323
Account Value [Line Items]
Line Graph and Table Measure Name	LS Opportunity Fund - I
Account Value	$ 10,000	18,998	16,478	15,416	15,021	13,466	13,104	12,066	11,733	10,520	9,800
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 10,000	35,002	26,142	22,964	25,294	19,773	16,834	14,498	13,642	11,103	10,275
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 10,000	35,002	26,142	22,964	25,294	19,773	16,834	14,498	13,642	11,103	10,275
DJ Industrial Average - Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Industrial Average<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup>
Account Value	$ 10,000	$ 31,531	$ 24,791	$ 23,345	$ 22,780	$ 19,221	$ 17,783	$ 15,810	$ 14,690	$ 11,299	$ 10,187